Schedule of expected future minimum lease payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	$ 181
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	162
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net	19
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net
Later than five years [member]
IfrsStatementLineItems [Line Items]
Minimum lease payments, net